General and Administrative Expenses	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
General And Administrative Expenses [Text Block]

18. General and Administrative Expenses

General and administrative expenses for the years ended December 31, 2009, 2010 and 2011 were as follows:

	December 31,
	2009	2010	2011
Management fees - related party	$4,436	$4,880	$6,026
Professional fees (legal and accounting)	1,586	810	839
Director fees	180	240	240
Listing fees and expenses	69	63	58
Miscellaneous	775	1,025	1,326
Total	$7,046	$7,018	$8,489